Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Credit Losses [Abstract]
Composition of the loan portfolio

(Dollars in Millions)	2011	2010
Commercial
Commercial	$50,734	$42,272
Lease financing	5,914	6,126
Total commercial	56,648	48,398
Commercial real estate
Commercial mortgages	29,664	27,254
Construction and development	6,187	7,441
Total commercial real estate	35,851	34,695
Residential mortgages
Residential mortgages	28,669	24,315
Home equity loans, first liens	8,413	6,417
Total residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail
Retail leasing	5,118	4,569
Home equity and second mortgages	18,131	18,940
Revolving credit	3,344	3,472
Installment	5,348	5,459
Automobile	11,508	10,897
Student	4,658	5,054
Total other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	$209,835	$197,061

Changes in the accretable balance for purchased impaired loans

(Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$2,890	$2,845	$2,719
Purchases	100	–	356
Accretion	(451)	(421)	(358)
Disposals	(67)	(27)	(56)
Reclassifications (to)/from nonaccretable difference (a)	184	536	384
Other	(37)	(43)	(200)
Balance at end of period	$2,619	$2,890	$2,845

(a)	Primarily relates to changes in expected credit performance and changes in variable rates.

Activity in Allowance for Credit Losses

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2009	$1,208	$1,001	$672	$1,495	$871	$5,247	$17	$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23	4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20	4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)	(315)
Net loans charged off	827	845	546	1,200	745	4,163	18	4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92	92
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014

Summary of loans by portfolio type

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2011
Commercial	$55,991	$300	$45	$312	$56,648
Commercial real estate	34,800	138	14	899	35,851
Residential mortgages (a)	35,664	404	364	650	37,082
Credit card	16,662	238	236	224	17,360
Other retail	47,516	340	184	67	48,107
Total loans, excluding covered loans	190,633	1,420	843	2,152	195,048
Covered loans	12,589	362	910	926	14,787
Total loans	$203,222	$1,782	$1,753	$3,078	$209,835
December 31, 2010
Commercial	$47,412	$325	$64	$597	$48,398
Commercial real estate	32,986	415	1	1,293	34,695
Residential mortgages (a)	29,140	456	500	636	30,732
Credit card	15,993	269	313	228	16,803
Other retail	47,706	404	216	65	48,391
Total loans, excluding covered loans	173,237	1,869	1,094	2,819	179,019
Covered loans	14,951	757	1,090	1,244	18,042
Total loans	$188,188	$2,626	$2,184	$4,063	$197,061

(a)	At December 31, 2011, $545 million of loans 30 – 89 days past due and $2.6 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $439 million and $2.6 billion at December 31, 2010, respectively.

Additional detail of the allowance for credit losses and related loan balances, by portfolio type

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance balance at December 31, 2011 related to
Loans individually evaluated for impairment (a)	$16	$61	$1	$–	$–	$78	$2	$80
TDRs collectively evaluated for impairment	40	33	490	219	57	839	–	839
Other loans collectively evaluated for impairment	954	1,057	436	773	774	3,994	22	4,016
Loans acquired with deteriorated credit quality	–	3	–	–	–	3	76	79
Total allowance for credit losses	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Allowance balance at December 31, 2010 related to
Loans individually evaluated for impairment (a)	$38	$55	$–	$–	$–	$93	$–	$93
TDRs collectively evaluated for impairment	–	–	320	223	30	573	–	573
Other loans collectively evaluated for impairment	1,066	1,235	500	1,172	777	4,750	28	4,778
Loans acquired with deteriorated credit quality	–	1	–	–	–	1	86	87
Total allowance for credit losses	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans(b)	Total Loans
December 31, 2011
Loans individually evaluated for impairment (a)	$222	$812	$6	$–	$–	$1,040	$204	$1,244
TDRs collectively evaluated for impairment	277	331	3,430	584	148	4,770	113	4,883
Other loans collectively evaluated for impairment	56,138	34,574	33,642	16,776	47,959	189,089	8,616	197,705
Loans acquired with deteriorated credit quality	11	134	4	–	–	149	5,854	6,003
Total loans	$56,648	$35,851	$37,082	$17,360	$48,107	$195,048	$14,787	$209,835
December 31, 2010
Loans individually evaluated for impairment (a)	$295	$801	$–	$–	$–	$1,096	$–	$1,096
TDRs collectively evaluated for impairment	–	–	1,957	452	114	2,523	–	2,523
Other loans collectively evaluated for impairment	48,103	33,834	28,775	16,351	48,277	175,340	11,899	187,239
Loans acquired with deteriorated credit quality	–	60	–	–	–	60	6,143	6,203
Total loans	$48,398	$34,695	$30,732	$16,803	$48,391	$179,019	$18,042	$197,061
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Commercial loans by industry group and geography excluding covered loans

	December 31, 2011		December 31, 2010
(Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Consumer products and services	$9,106	16.1%	$7,599	15.7%
Financial services	6,439	11.4	5,785	12.0
Healthcare	4,658	8.2	3,744	7.7
Capital goods	4,306	7.6	3,696	7.7
Commercial services and supplies	4,192	7.4	3,543	7.3
Public administration	3,994	7.1	3,390	7.0
Property management and development	3,528	6.2	2,489	5.1
Consumer staples	2,879	5.1	2,438	5.0
Energy	2,324	4.1	1,788	3.7
Agriculture	2,222	3.9	2,539	5.3
Private investors	2,111	3.7	1,712	3.5
Transportation	2,015	3.6	1,926	4.0
Paper and forestry products, mining and basic materials	1,959	3.4	1,738	3.6
Information technology	1,749	3.1	1,543	3.2
Other	5,166	9.1	4,468	9.2
Total	$56,648	100.0%	$48,398	100.0%
Geography
California	$6,664	11.8%	$5,588	11.5%
Colorado	2,292	4.0	1,974	4.1
Illinois	3,110	5.5	2,457	5.1
Minnesota	3,968	7.0	3,993	8.2
Missouri	2,499	4.4	2,020	4.2
Ohio	3,050	5.4	2,464	5.1
Oregon	1,514	2.7	1,508	3.1
Washington	2,568	4.5	2,259	4.7
Wisconsin	2,357	4.2	2,144	4.4
Iowa, Kansas, Nebraska, North Dakota, South Dakota	3,586	6.3	3,465	7.2
Arkansas, Indiana, Kentucky, Tennessee	3,246	5.7	2,798	5.8
Idaho, Montana, Wyoming	1,113	2.0	1,069	2.2
Arizona, Nevada, New Mexico, Utah	2,351	4.1	1,741	3.6
Total banking region	38,318	67.6	33,480	69.2
Outside the Company’s banking region
Florida, Michigan, New York, Pennsylvania, Texas	9,204	16.3	7,608	15.7
All other states	9,126	16.1	7,310	15.1
Total outside the Company’s banking region	18,330	32.4	14,918	30.8
Total	$56,648	100.0%	$48,398	100.0%

Additional detail of impaired loans by portfolio type

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2011
Commercial	$657	$1,437	$62	$68
Commercial real estate	1,436	2,503	124	25
Residential mortgages	2,652	3,193	482	2
Credit card	584	584	219	–
Other retail	188	197	57	–
Total impaired loans, excluding GNMA and covered loans	5,517	7,914	944	95
Loans purchased from GNMA mortgage pools	1,265	1,265	18	–
Covered loans	1,170	1,642	43	49
Total	$7,952	$10,821	$1,005	$144
December 31, 2010
Commercial	$596	$1,631	$59	$80
Commercial real estate	1,308	2,659	118	17
Residential mortgages	2,440	2,877	334	–
Credit card	452	452	218	–
Other retail	152	189	32	–
Total	$4,948	$7,808	$761	$97

(a)	Substantially all loans classified as impaired at December 31, 2011 and 2010, had an associated allowance for credit losses. The total amount of interest income recognized during 2011 on loans classified as impaired at December 31, 2011, excluding those acquired with deteriorated credit quality, was $358 million, compared to what would have been recognized at the original contractual terms of the loans of $523 million.

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186
2010
Commercial	$693	$8
Commercial real estate	1,601	2
Residential mortgages	2,297	72
Credit card	418	11
Other retail	150	6
Total	$5,159	$99

Commercial Real Estate by Property Type and Geography, Excluding Covered Loans

	December 31, 2011		December 31, 2010
(Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,756	32.8%	$11,416	32.9%
Commercial property
Industrial	1,561	4.4	1,530	4.4
Office	4,590	12.8	3,783	10.9
Retail	4,402	12.3	4,288	12.4
Other commercial	3,632	10.1	3,551	10.2
Homebuilders
Condominiums	283	.8	463	1.3
Other residential	988	2.8	1,144	3.3
Multi-family	6,293	17.5	6,130	17.7
Hotel/motel	2,041	5.7	2,134	6.2
Health care facilities	305	.8	256	.7
Total	$35,851	100.0%	$34,695	100.0%
Geography
California	$7,634	21.3%	$7,515	21.6%
Colorado	1,569	4.4	1,524	4.4
Illinois	1,411	3.9	1,248	3.6
Minnesota	1,891	5.3	1,805	5.2
Missouri	1,599	4.4	1,558	4.5
Ohio	1,436	4.0	1,402	4.0
Oregon	1,961	5.5	1,809	5.2
Washington	3,540	9.9	3,488	10.1
Wisconsin	1,892	5.3	1,724	5.0
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,295	6.4	2,205	6.4
Arkansas, Indiana, Kentucky, Tennessee	1,736	4.8	1,634	4.7
Idaho, Montana, Wyoming	1,183	3.3	1,185	3.4
Arizona, Nevada, New Mexico, Utah	3,189	8.9	2,938	8.5
Total banking region	31,336	87.4	30,035	86.6
Outside the Company’s banking region
Florida, Michigan, New York, Pennsylvania, Texas	2,470	6.9	2,711	7.8
All other states	2,045	5.7	1,949	5.6
Total outside Company’s banking region	4,515	12.6	4,660	13.4
Total	$35,851	100.0%	$34,695	100.0%

Loans modified as TDRs have subsequently been fully or partially charged-off

(Dollars in Millions)	Number of Loans	Amount Defaulted
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	8,046	43
Other retail	529	8
Total loans, excluding GNMA and covered loans	9,927	271
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	10,795	$421

Carrying amount of the covered assets

	2011				2010
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$68	$137	$–	$205	$70	$260	$–	$330
Commercial real estate loans	1,956	4,037	–	5,993	2,254	5,952	–	8,206
Residential mortgage loans	3,830	1,360	–	5,190	3,819	1,620	–	5,439
Credit card loans	–	6	–	6	–	5	–	5
Other retail loans	–	867	–	867	–	925	–	925
Losses reimbursable by the FDIC	–	–	2,526	2,526	–	–	3,137	3,137
Covered loans	5,854	6,407	2,526	14,787	6,143	8,762	3,137	18,042
Foreclosed real estate	–	–	274	274	–	–	453	453
Total covered assets	$5,854	$6,407	$2,800	$15,061	$6,143	$8,762	$3,590	$18,495

Summary of loans by portfolio type and the Company's internal credit quality rating

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2011
Commercial	$54,003	$1,047	$1,598	$2,645	$56,648
Commercial real estate	30,733	793	4,325	5,118	35,851
Residential mortgages (b)	35,814	19	1,249	1,268	37,082
Credit card	16,910	–	450	450	17,360
Other retail	47,665	24	418	442	48,107
Total loans, excluding covered loans	185,125	1,883	8,040	9,923	195,048
Covered loans	13,966	187	634	821	14,787
Total loans	$199,091	$2,070	$8,674	$10,744	$209,835
Total outstanding commitments	$410,457	$3,418	$9,690	$13,108	$423,565
December 31, 2010
Commercial	$44,595	$1,545	$2,258	$3,803	$48,398
Commercial real estate	28,155	1,540	5,000	6,540	34,695
Residential mortgages (b)	29,355	29	1,348	1,377	30,732
Credit card	16,262	–	541	541	16,803
Other retail	47,906	70	415	485	48,391
Total loans, excluding covered loans	166,273	3,184	9,562	12,746	179,019
Covered loans	17,073	283	686	969	18,042
Total loans	$183,346	$3,467	$10,248	$13,715	$197,061
Total outstanding commitments	$370,031	$4,923	$11,576	$16,499	$386,530

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2011, $2.6 billion of GNMA loans 90 days or more past due and $2.0 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $2.6 billion and $1.1 billion at December 31, 2010, respectively.

Loans modified as TDRs

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704	(a)
Credit card	55,951	322	321
Other retail	4,028	73	72	(b)
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356	(c)(d)
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

(a)	Residential mortgage and home equity and second mortgage TDRs include trial period arrangements offered to customers during the period and the post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. At December 31, 2011, 451 loans with outstanding balances of $75 million were in a trial period and have an estimated post-modification balance of $88 million assuming permanent modification occurs at the end of the trial period.
(b)	At December 31, 2011, 53 home equity and second mortgage loans with outstanding balances of $3 million were in a trial period and have an estimated post-modification balance of $5 million assuming permanent modification occurs at the end of the trial period.
(c)	At December 31, 2011, 1,591 loans with outstanding balances of $207 million were in a trial period and have an estimated post-modification balance of $232 million assuming permanent modification occurs at the end of the trial period.
(d)	Post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs.

Summary of Nonperforming Assets

At December 31 (Dollars in Millions)	2011	2010	2009	2008	2007
Commercial
Commercial	$280	$519	$866	$290	$128
Lease financing	32	78	125	102	53
Total commercial	312	597	991	392	181
Commercial Real Estate
Commercial mortgages	354	545	581	294	84
Construction and development	545	748	1,192	780	209
Total commercial real estate	899	1,293	1,773	1,074	293
Residential Mortgages (b)	650	636	467	210	54
Credit Card	224	228	142	67	14
Other Retail
Retail leasing	—	—	—	—	—
Other	67	65	62	25	15
Total other retail	67	65	62	25	15
Total nonperforming loans, excluding covered loans	2,152	2,819	3,435	1,768	557
Covered Loans	926	1,244	1,350	369	—
Total nonperforming loans	3,078	4,063	4,785	2,137	557
Other Real Estate (c)(d)	404	511	437	190	111
Covered Other Real Estate (d)	274	453	653	274	—
Other Assets	18	21	32	23	22
Total nonperforming assets	$3,774	$5,048	$5,907	$2,624	$690
Total nonperforming assets, excluding covered assets	$2,574	$3,351	$3,904	$1,981	$690
Excluding covered assets:
Accruing loans 90 days or more past due (b)	$843	$1,094	$1,525	$967	$584
Nonperforming loans to total loans	1.10%	1.57%	1.99%	1.02%	.36%
Nonperforming assets to total loans plus other real estate (c)	1.32%	1.87%	2.25%	1.14%	.45%
Including covered assets:
Accruing loans 90 days or more past due (b)	$1,753	$2,184	$2,309	$1,554	$584
Nonperforming loans to total loans	1.47%	2.06%	2.46%	1.16%	.36%
Nonperforming assets to total loans plus other real estate (c)	1.79%	2.55%	3.02%	1.42%	.45%
Changes in Nonperforming Assets
(Dollars in Millions)	Commercial and Commercial Real Estate	Credit Card, Other Retail and Residential Mortgages (f)	Covered Assets	Total
Balance December 31, 2010	$2,204	$1,147	$1,697	$5,048
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,514	750	626	2,890
Advances on loans	68	—	5	73
Total additions	1,582	750	631	2,963
Reductions in nonperforming assets
Paydowns, payoffs	(677)	(332)	(453)	(1,462)
Net sales	(463)	(70)	(385)	(918)
Return to performing status	(246)	(91)	(291)	(628)
Net charge-offs (e)	(925)	(305)	1	(1,229)
Total reductions	(2,311)	(798)	(1,128)	(4,237)
Net additions to (reductions in) nonperforming assets	(729)	(48)	(497)	(1,274)
Balance December 31, 2011	$1,475	$1,099	$1,200	$3,774

(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $2.6 billion, $2.6 billion, $2.2 billion, $1.1 billion and $.6 billion at December 31, 2011, 2010, 2009, 2008 and 2007, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(c)	Foreclosured GNMA loans of $692 million, $575 million, $359 million, $209 million and $102 million at December 31, 2011, 2010, 2009, 2008 and 2007, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(d)	Includes equity investments in entities whose principal assets are other real estate owned.
(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.
(f)	Residential mortgage information excludes changes related to residential mortgages serviced by others.